Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 1,856,564	$ 1,016,962
COST OF REVENUE	(666,042)	(297,333)
GROSS PROFIT	1,190,522	719,629
SELLING	(361,414)	(394,682)
COMMISSION	(405,351)	(316,267)
GENERAL AND ADMINISTRATIVE	(1,957,023)	(1,745,734)
PROVISION FOR DOUBTFUL ACCOUNTS		(121,514)
TOTAL OPERATING EXPENSES	(2,723,788)	(2,578,197)
LOSS FROM OPERATIONS	(1,533,266)	(1,858,568)
OTHER INCOME (EXPENSES)
Other expenses, net	(79,539)	(68,323)
Interest income	16,190	25,570
Unrealized holding loss on marketable securities	(73,519)	(505,231)
Dividend income from marketable securities		18,939
TOTAL OTHER EXPENSES, NET	(136,868)	(529,045)
LOSS BEFORE INCOME TAXES	(1,670,134)	(2,387,613)
BENEFIT OF (PROVISION FOR) INCOME TAXES	4,055	(137,067)
NET LOSS	(1,666,079)	(2,524,680)
NET (INCOME) LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(20,820)	436
NET LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	(1,686,899)	(2,524,244)
NET LOSS	(1,666,079)	(2,524,680)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(84,132)	(87,615)
TOTAL COMPREHENSIVE LOSS	(1,750,211)	(2,612,295)
Less: Comprehensive income (loss) attributable to non-controlling interests	20,849	(433)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	$ (1,771,060)	$ (2,611,862)
LOSS PER SHARE
Basic and diluted	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	87,822,337	376,216,452